Noncontrolling Interest (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
Noncontrolling Interests

Noncontrolling interests represent limited partnership interests in the Operating Partnership in which the Company is the general partner. The Operating Partnership issued 20,000 Class A limited partnership units for $10.00 per unit on February 11, 2014 to the Advisor in exchange for the initial capitalization of the Operating Partnership. On February 16, 2018, as elected by the Advisor, the Company issued 123,779 Operating Partnership units for $9.57 per unit to the Advisor for the 50% of the 2017 performance distribution allocation that the Advisor elected to receive in Class I limited partnership units. The remaining balance was paid in cash.

As of September 30, 2018, noncontrolling interests were approximately 0.18% of total shares outstanding and 0.16% of weighted average shares outstanding (both measures assuming limited partnership units were converted to common stock).

The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity will be reclassified as temporary equity and adjusted to the greater of (a) the carrying amount, or (b) its redemption value as of the end of the period in which the determination is made.

The limited partners of the Operating Partnership will have the right to cause the Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of shares, or, at the Company’s option, the Company may purchase such limited partners' limited partnership units by issuing one share of common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. Furthermore, limited partners may generally exercise their redemption rights only after their limited partnership units have been outstanding for one year. The limited partnership units are reported on the consolidated balance sheets as noncontrolling interests.

The following summarizes the activity for noncontrolling interests for the nine months ended September 30, 2018 and the year ended December 31, 2017:

	Nine Months Ended September 30, 2018	Year Ended December 31, 2017
Beginning balance	$76	$84
Issuance of limited partnership units	1,185	—
Distributions to noncontrolling interests	(50)	(11)
Net (loss) income allocation	(1)	3
Other comprehensive loss	(2)	—
Ending balance	$1,208	$76

Noncontrolling Interests

Noncontrolling interests represent limited partnership interests in the Operating Partnership. The Operating Partnership issued 20,000 limited partnership units for $10.00 per unit on February 11, 2014 to the Advisor in exchange for the initial capitalization of the Operating Partnership. As of December 31, 2017, noncontrolling interests were approximately 0.03% of total shares outstanding and of weighted average shares outstanding (both measures assuming limited partnership units were converted to common stock).
The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity will be reclassified as temporary equity and adjusted to the greater of (a) the carrying amount or (b) its redemption value as of the end of the period in which the determination is made.
The limited partners of the Operating Partnership will have the right to cause the Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of shares, or, at the Company’s option, the Company may purchase such limited partners’ limited partnership units by issuing one share of common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year. The limited partnership units are reported on the consolidated balance sheets as noncontrolling interests.
The following summarizes the activity for noncontrolling interests for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$84	$98	$139
Distributions to noncontrolling interests	(11)	(11)	(11)
Net income (loss)	3	(3)	(30)
Ending balance	$76	$84	$98